Expense Example (Core Global Diversification Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Core Global Diversification Trust
Expense Example:
Year 1	$ 94
Year 3	293
Year 5	509
Year 10	1,131
Series II, Core Global Diversification Trust
Expense Example:
Year 1	114
Year 3	356
Year 5	617
Year 10	1,363
Series III, Core Global Diversification Trust
Expense Example:
Year 1	74
Year 3	230
Year 5	401
Year 10	894
Series NAV, Core Global Diversification Trust
Expense Example:
Year 1	58
Year 3	183
Year 5	318
Year 10	$ 714